INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization expense of intangible assets			$ 719,028	$ 283,176	$ 283,176	$ 1,269,564
Customer Relationships [Member]
Finite-Lived Intangible Asset		$ 1,559,145
Acquired Technology [Member]
Finite-Lived Intangible Asset	$ 7,148,083
Capitalized Computer Software	$ 334,437